Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Communication Services - 3.1%
Frontier Communications Parent, Inc. (a)(b)	12,700	$372,110
Iridium Communications, Inc.	11,820	339,234
J2 Global, Inc. (a)	3,860	184,817
TEGNA, Inc.	14,800	235,764
TKO Group Holdings, Inc.	4,290	469,111
ZoomInfo Technologies, Inc. (a)	24,050	273,208
		1,874,244

Consumer Discretionary - 14.8%
Adient PLC (a)	6,900	177,744
AutoNation, Inc. (a)(b)	1,170	223,142
Burlington Stores, Inc. (a)	3,150	820,008
Choice Hotels International, Inc. (b)	950	121,078
Churchill Downs, Inc. (b)	3,650	523,994
Columbia Sportswear Co.	2,686	219,446
Five Below, Inc. (a)	2,840	206,582
GameStop Corp. - Class A (a)(b)	18,420	417,581
Goodyear Tire & Rubber Co. (a)	11,900	139,230
H&R Block, Inc.	9,237	535,192
Harley-Davidson, Inc.	10,340	387,750
Hilton Grand Vacations, Inc. (a)	3,560	153,828
Light & Wonder, Inc. (a)	4,550	487,760
Lithia Motors, Inc. (b)	1,549	428,035
Marriott Vacations Worldwide Corp.	4,840	409,367
Nordstrom, Inc.	5,900	134,697
Planet Fitness, Inc. - Class A (a)	12,630	930,831
Polaris, Inc.	4,040	336,451
RH (a)	1,230	356,798
Travel + Leisure Co.	5,500	253,495
Under Armour, Inc. - Class A (a)(b)	16,300	113,611
Under Armour, Inc. - Class C (a)	15,400	104,566
Visteon Corp. (a)	2,300	265,742
Whirlpool Corp. (b)	2,530	257,984
Wingstop, Inc.	2,238	836,744
		8,841,656

Consumer Staples – 6.1%
BellRing Brands, Inc. (a)	9,545	489,468
Cytokinetics, Inc. (a)(b)	6,760	398,907
Darling Ingredients, Inc. (a)	22,780	905,049
Envista Holdings Corp. (a)	16,900	288,483
Flowers Foods, Inc.	14,758	332,350
Post Holdings, Inc. (a)	2,339	255,793
Sarepta Therapeutics, Inc. (a)	6,790	965,810
		3,635,860

Energy - 5.8%
Antero Resources Corp. (a)	19,975	579,675
Civitas Resources, Inc.	6,430	448,557
Matador Resources Co.	7,000	430,360
NOV, Inc.	27,740	577,547
Ovintiv, Inc.	13,970	648,767
Permian Resources Corp.	35,210	540,121
Valaris Ltd. (a)	2,770	217,694
		3,442,721

Financials - 11.7%
Affiliated Managers Group, Inc.	2,370	439,919
Ally Financial, Inc.	12,480	561,725
Associated Banc-Corp.	6,200	142,476
Brighthouse Financial, Inc. (a)	3,950	196,986
Carlyle Group, Inc.	12,750	634,185
Columbia Banking System, Inc.	15,330	401,033
Commerce Bancshares, Inc.	8,500	550,035
Cullen Frost Bankers, Inc.	4,240	496,334
First Horizon Corp.	44,179	739,115
Glacier Bancorp, Inc. (b)	5,200	232,492
Interactive Brokers Group, Inc.	7,010	836,083
Jefferies Financial Group, Inc.	12,120	708,656
New York Community Bancorp, Inc. (b)	19,333	203,383
Prosperity Bancshares, Inc.	6,230	451,800
WEX, Inc. (a)	2,150	394,418
		6,988,640

Health Care - 9.6%
Arrowhead Pharmaceuticals, Inc. (a)	6,600	188,496
Globus Medical, Inc. - Class A (a)	17,670	1,271,533
Halozyme Therapeutics, Inc. (a)(b)	11,010	608,412
Jazz Pharmaceuticals PLC (a)	5,349	589,727
Masimo Corp. (a)	3,270	349,825
Neogen Corp. (a)	25,690	437,501
Neurocrine Biosciences, Inc. (a)	4,969	703,461
Progyny, Inc. (a)	4,700	132,540
R1 RCM, Inc. (a)	14,900	191,912
Sotera Health Co. (a)	9,200	127,604
United Therapeutics Corp. (a)	3,720	1,165,439
		5,766,450

Industrials - 14.4%
Avis Budget Group, Inc. (b)	1,850	186,869
Brink's Co.	2,570	282,674
Chart Industries, Inc. (a)(b)	3,320	534,786
Concentrix Corp. (b)	7,650	539,325
Exponent, Inc.	3,390	359,611
GATX Corp.	2,159	301,181
Genpact Ltd.	14,520	503,408
MasTec, Inc. (a)(b)	4,778	525,723
nVent Electric PLC	7,822	568,112
Paylocity Holding Corp. (a)	3,230	484,726
Regal Rexnord Corp.	5,060	813,041
Ryder System, Inc.	2,343	328,395
Sensata Technologies Holding PLC	13,777	537,165
Tetra Tech, Inc.	2,790	594,940
Toro Co. (b)	7,437	711,944
Valmont Industries, Inc.	1,820	543,015
XPO Logistics, Inc. (a)(b)	7,034	808,136
		8,623,051

Information Technology - 6.0%
Allegro MicroSystems, Inc. (a)(b)	5,800	139,432
Avnet, Inc.	4,060	218,266
Cognex Corp.	16,026	795,210
Coherent Corp. (a)	7,790	542,807
Crane NXT Co.	5,652	355,398
Dropbox, Inc. - Class A (a)	16,474	394,058
Kyndryl Holdings, Inc. (a)	10,550	283,478
Lumentum Holdings, Inc. (a)	4,100	212,298
Silicon Laboratories, Inc. (a)	2,230	267,890
Wolfspeed, Inc. (a)(b)	20,750	391,138
		3,599,975

Materials - 4.3%
Alcoa Corp.	14,806	489,190
Arcadium Lithium PLC (a)(b)	165,950	527,721
Chemours Co.	10,810	261,278
Crown Holdings, Inc.	5,570	494,059
MP Materials Corp. (a)(b)	13,100	177,112
Olin Corp.	8,410	383,580
Scotts Miracle-Gro Co. (b)	2,850	224,010
		2,556,950

Utilities - 8.9%
Black Hills Corp.	6,248	368,944
Essential Utilities, Inc.	22,333	907,836
National Fuel Gas Co.	7,304	427,941
New Jersey Resources Corp. (b)	7,810	365,118
Northwestern Energy Group, Inc.	4,373	235,136
OGE Energy Corp.	14,576	565,112
ONE Gas, Inc.	5,004	348,429
Ormat Technologies, Inc.	4,950	384,318
PNM Resources, Inc.	15,176	631,018
Portland General Electric Co.	4,999	236,853
Spire, Inc. (b)	4,609	306,913
UGI Corp.	21,450	531,531
		5,309,149
TOTAL COMMON STOCKS (Cost $48,075,846)		50,638,696

REAL ESTATE INVESTMENT TRUSTS - 15.2%	Shares	Value
Agree Realty Corp. (b)	8,569	591,004
Annaly Capital Management, Inc.	53,220	1,059,610
Brixmor Property Group, Inc.	14,474	368,653
Corporate Office Properties Trust	6,100	176,717
EPR Properties	3,363	151,335
Gaming and Leisure Properties, Inc.	18,852	946,370
Healthcare Realty Trust, Inc.	46,010	813,917
Independence Realty Trust, Inc.	26,180	488,257
Kite Realty Group Trust	9,800	241,668
National Storage Affiliates Trust	3,860	164,320
NNN REIT, Inc.	12,894	578,812
Omega Healthcare Investors, Inc. (b)	11,151	405,896
Park Hotels & Resorts, Inc.	10,600	159,636
Rayonier, Inc.	9,400	285,102
Rexford Industrial Realty, Inc.	15,170	760,169
Sabra Health Care REIT, Inc.	10,600	172,038
Starwood Property Trust, Inc.	19,100	381,045
Vornado Realty Trust	9,200	275,908
WP Carey, Inc.	19,297	1,115,560
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,483,717)		9,136,017

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
Mount Vernon Liquid Assets Portfolio, LLC (c)	6,415,819	6,415,819
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,415,819)		6,415,819

TOTAL INVESTMENTS - 110.6% (Cost $62,975,382)		66,190,532
Liabilities in Excess of Other Assets - (10.6)%		(6,394,564)
TOTAL NET ASSETS - 100.0%		$59,795,968

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $6,001,967 which represented 10.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Lunt MidCap Multi-Factor Alternator ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,638,696	$–	$–	$50,638,696
Real Estate Investment Trusts	9,136,017	–	–	9,136,017
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	6,415,819
Total Investments	$59,774,713	$–	$–	$66,190,532

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.